Note 8 - Trade and Other Receivables, Net - Changes in Allowance for Doubtful Accounts (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Balance, beginning of year	$ 182,365	$ 60,121
Provision for doubtful accounts	80,050	192,202
Bad debts written off	(138,514)	(90,231)
Adjustment from IFRS 9 adoption		23,636
Foreign exchange	3,124	(3,363)
Assets classified as held for sale/sold	(81,193)
Balance, end of year	45,832	182,365
Total allowance for doubtful accounts	45,832	60,121
Trade receivables [member]
Statement Line Items [Line Items]
Balance, beginning of year	168,728
Balance, end of year	43,127	168,728
Total allowance for doubtful accounts	168,728	168,728
Unbilled revenue [member]
Statement Line Items [Line Items]
Balance, beginning of year	13,637
Balance, end of year	2,705	13,637
Total allowance for doubtful accounts	$ 13,637	$ 13,637